Note 6 - Leases - Future Minimum Time-charter Receipts (Details) - Time Charter Contracts [Member] $ in Thousands	Jun. 30, 2018 USD ($)
2018 (remainder)	$ 21,350
2019	55,955
2020	62,857
2021	37,935
2022	11,612
2023	5,512
2024	1,329
Total	$ 196,550